INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of:

	Estimated life	June 30, 2023	December 31, 2022
Website	3 years	$10,799	$10,799
Accumulated amortization		(10,499)	(8,699)
		$300	$2,100

As of June 30, 2023, estimated future amortization expenses related to intangible assets were as follows:

Intangible Assets
2023	$300
$300

The Company had amortization expense of $900 and $1,800, and $900 and $1,800 for the three and six months ended June 30, 2023 and 2022, respectively.

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of:

	Estimated life	December 31, 2022	December 31, 2021
Website	3 years	$10,799	$10,799
Accumulated amortization		(8,699)	(5,099)
		$2,100	$5,700

As of December 31, 2022, estimated future amortization expenses related to intangible assets were as follows:

Intangible Assets
2023	$2,100
$2,100

The Company had amortization expense of $3,600 and $16,205 for the years ended December 31, 2022 and 2021, respectively.

On January 8, 2020, James Joyce, the Company’s CEO and Craig Roberts, the Company’s CTO, assigned to the Company the rights to patent 62/881,740 pertaining to the devices, systems and methods for the broad-spectrum reduction of pro-inflammatory cytokines in blood.